Lease	12 Months Ended
Mar. 31, 2025
Lease [Abstract]
Lease

Note 10 — Lease

The Company has entered into a lease arrangement for its office facility.

The components of lease expense were as follows:

	For the years ended March 31
	2023	2024	2025
	HKD	HKD	HKD	US$
Operating lease cost	$304,824	$302,870	$281,376	$36,167

Total lease cost	$304,824	$302,870	$281,376	$36,167

Supplemental balance sheet information related to leases was as follows:

	March 31,
	2024	2025
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$508,848	$250,504	$32,199

Current operating lease obligation	271,286	250,504	32,199
Noncurrent operating lease obligation	237,562	-	-
Total operating lease obligation	$508,848	$250,504	$32,199

Weighted average remaining lease term (in years):
Operating lease	1.92	0.92

Weighted average discount rate:
Operating lease	5.9%	5.9%

Supplemental cash flow and other information related to the leases was as follows:

	For the years ended March 31
	2023	2024	2025
	HKD	HKD	HKD	US$
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	$304,824	$302,870	$281,376	$36,167

Right of use assets obtained in exchange for lease obligation:
Operating lease	$-	$529,700	$-	$-

Non-cancellable Operating Lease

The Company’s commitment for minimum lease payment under its operating lease for its office facility as of March 31, 2025 was as follows:

Years ending March 31,	Amount (HKD)	Amount (US$)
2026	$257,928	$33,153
Total future lease payments	257,928	33,153
Amount representing interest	(7,424)	(954)
Present value of future payments	$250,504	$32,199

Total operating lease expense for the Company’s office facility for the years ended March 31, 2023, 2024 and 2025 amounted to HKD 304,824, HKD 302,870 and HKD 281,376 (US$36,167), respectively.